Selected operating expenses and additional information (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Person	Dec. 31, 2010 Person	Dec. 31, 2009 Person
Personnel expenses for all payroll employees
Wages and salaries	€ 648,869	€ 551,683	€ 436,888
Social security expenses	52,550	42,468	38,533
Pension and retirement expenses	45,947	40,593	39,825
Share-based payments	12,430	12,109	13,394
Personnel expenses	€ 759,796	€ 646,853	€ 528,640
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	9,890	9,245	7,685
Less: Temporary employees (in FTEs)	1,935	2,061	1,137
Payroll employees (in FTEs)	7,955	7,184	6,548
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	7,627	6,785	6,624
NETHERLANDS
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	4,313	3,805	3,601
Customer Support [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,478	2,236	1,910
SG&A [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	723	727	679
Industrial Engineering [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	420	398	277
Manufacturing & Logistics [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,852	2,659	2,006
R&D [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	3,417	3,225	2,813